Other payables and accrued liabilities (Details) (USD $)	Jun. 30, 2013		Jun. 30, 2012
Payables and Accruals [Abstract]
Other payables	$ 681,381		$ 571,919
Interest payables	1,038,156
Accrued liabilities	509,804	[1]	230,109	[1]
Total	$ 2,229,341		$ 802,028

[1]	$280,000 salary payable in the accrued liabilities was payable to the Company's CEO.